Document and Entity Information	3 Months Ended
Mar. 31, 2020
Document and Entity Information
Document Type	6-K
Document Period End Date	Mar. 31, 2020
Entity Registrant Name	voxeljet AG
Entity Central Index Key	0001582581
Current Fiscal Year End Date	--12-31
Document Fiscal Year Focus	2020
Document Fiscal Period Focus	Q1
Amendment Flag	false